Note 06 - Inventories	9 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Note 06 - Inventories [Text Block]

6. Inventories

	September 30, 2011	December 31, 2010
Products
Oil products	5,563	3,799
Fuel alcohol	317	286
	5,880	4,085
Raw materials, crude oil mainly	6,694	5,690
Materials and supplies	1,825	2,044
Other	282	69
	14,681	11,888
Current inventories	14,636	11,834
Long-term inventories	45	54

Inventories are stated at the lower of cost or net realizable value. As a result of the decline in the market prices of oil products, the Company recognized a loss of US$397 for the nine-month period ended September 30, 2011 (US$294 for the nine-month period ended September 30, 2010), which was classified as other operating expenses in the consolidated income statement.